Stockholder's Equity	9 Months Ended
Sep. 30, 2021
Class of Stock [Line Items]
Stockholder's Equity	Preferred Stock Warrants
Sonder had the following preferred stock warrants outstanding as of September 30, 2021:

Type of Warrant	Number Outstanding	Issuance Date	Exercise Price	Expiration Date
Series A	59,440	10/20/2016	$1.36	10/20/2026
Series B	57,696	1/30/2018	$2.40	1/30/2028
Series C	218,417	12/28/2018	$5.04	12/28/2025
Series D	71,456	2/21/2020	$10.50	2/21/2027
The shares of preferred stock issuable upon exercise of these warrants are convertible into common stock at the ratios described in Note 10. Exchangeable shares and redeemable convertible preferred stock. The warrants are recorded as a discount to long-term debt in the condensed consolidated balance sheets and amortized over the term of the related debt.
Series A Warrants
In connection with the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 59,440 shares of Series A preferred shares with an exercise price of $1.36 per share (Series A warrants). The warrants expire on October 20, 2026, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the condensed consolidated balance sheets. The change in fair value of the Series A warrant liability was not material for the three months ended September 30, 2021 and 2020. The fair value of the Series A warrant liability increased $0.3 million in the nine months ended September 30, 2021. The change in the fair value of the Series A warrant liability was not material for the nine months ended September 30, 2020.
Series B Warrants
In connection with the January 2018 amendment to the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 57,696 shares of Series B preferred shares with an exercise price of $2.40 per share (Series B warrants). The warrants expire on January 30, 2028, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the condensed consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the condensed consolidated statements of operations. The change in the fair value of the Series B warrant liability was not material for the three months ended September 30, 2021 and September 30, 2020. The fair value of the Series B warrant liability increased $0.2 million in the nine months ended September 30, 2021. The change in the fair value of the Series B warrant liability was not material for the nine months ended September 30, 2020.
Series C Warrants
In connection with the 2018 Loan and Security Agreement as discussed in Note 5. Debt Sonder issued warrants to purchase 238,274 shares of Series C preferred stock with an exercise price of the lower of (i) $5.04 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (the “Series C warrants”). The number of shares is subject to adjustment based on Sonder meeting certain borrowing thresholds. The warrants are available for the greater of (i) 7 years from December 28, 2018 or (ii) 5 years from the effective date of an IPO or any reverse takeover transaction under a prospectus, filing statement, registration statement, or other similar document filed under applicable securities laws whereby Sonder’s shares are sold to the public on a securities exchange. The exercise price can be settled in cash or in net shares at the holder’s option.
In December 2019, Sonder amended its Series C warrant agreements as a result of Sonder reaching the borrowing thresholds in the original warrant agreements. The warrant agreements were amended to purchase 218,417 shares of Series C preferred stock. All other terms under the original warrant agreements remained the same. Sonder determined that the warrant amendments did not qualify as an extinguishment.
The fair value of the Series C warrants at issuance was $0.2 million and was recorded as a liability in other non-current liabilities on the condensed consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the condensed consolidated statements of operations and comprehensive loss. The fair value of the Series C warrant liability increased $0.1 million in the three months ended September 30, 2021. The change in the fair value of the Series C warrant liability was not material for the three months ended September 30, 2020. The fair value of the Series C warrant liability increased $0.8 million in the nine months ended September 30, 2021. The change in the fair value of the Series C warrant liability was not material for the nine months ended September 30, 2020.
Series D Warrants
In connection with the December 2019 amendment to the 2018 Loan and Security Agreement as discussed in Note 5. Debt, Sonder also issued additional warrants to purchase 71,456 shares of Series D preferred stock with an exercise price of the lower of (i) $10.50 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (Series D warrants). The number of shares is subject to adjustment based on warrant coverage amounts. The warrants are available for the greater of (i) 7 years from February 21, 2020 or (ii) 5 years from the effective date of an IPO or otherwise specified exit event. The exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the condensed consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the condensed consolidated statements of operations. The fair value of the Series D warrant liability was not material in the three months ended September 30, 2021 and 2020. The fair value of the Series D warrant liability increased $0.1 million and $0.1 million in the nine months ended September 30, 2021, and 2020, respectively.
Common Stock
As of September 30, 2021, Sonder is authorized to issue 143,234,881 shares of its common stock, with a par value per share of $0.000001. Sonder is also authorized to issue 173,803,110 shares of redeemable convertible preferred stock and 35,192,637 shares of exchangeable shares, which are not included in the number of common shares authorized. Sonder has reserved the following shares of common stock for future issuance:

	September 30, 2021	December 31, 2020
Conversion of preferred stock and exchangeable shares(1)	208,995,747	194,495,747
Outstanding stock options	17,825,731	12,802,899
Options available for grant under the 2019 Equity Incentive Plan	4,135,587	3,413,074
Total common stock reserved for future issuance	230,957,065	210,711,720
__________________
(1)Includes the warrants reclassified to equity as of December 31, 2020 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of September 30, 2021 and December 31, 2020.
Preferred Stock Warrants
Sonder has the following preferred stock warrants outstanding as of December 31, 2020:

Type of Warrant	Number Outstanding	Issuance Date	Exercise Price	Expiration Date
Series A	59,440	10/20/2016	$1.36	10/20/2026
Series B	57,696	1/30/2018	$2.40	1/30/2028
Series C	218,417	12/28/2018	$5.04	12/28/2025
Series D	71,456	2/21/2020	$10.50	2/21/2027
The shares of preferred stock issuable upon exercise of the warrants are convertible into common stock at the ratios described in Note 12. Exchangeable shares and redeemable convertible preferred stock. The warrants are recorded as a discount to long-term debt in the consolidated balance sheets and are amortized over the term of the related debt.
Series A Warrants
In connection with the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 59,440 shares of Series A preferred shares with an exercise price of $1.36 per share (Series A warrants). The warrants expire on October 20, 2026, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The fair value of the Series A warrant liability increased $0.1 million for the year ended
December 31, 2019. The change in fair value of the Series A warrant liability was not material for the year ended December 31, 2020.
Series B Warrants
In connection with the January 2018 amendment to the 2016 Loan and Security Agreement, Sonder issued warrants to purchase 57,696 shares of Series B preferred shares with an exercise price of $2.40 per share (Series B warrants). The warrants expire on January 30, 2028, and the exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of the Series B warrant liability increased $0.1 million for the year ended December 31, 2019. The change in fair value of the Series B warrant liability was not material for the year ended December 31, 2020.
Series C Warrants
In connection with the 2018 Loan and Security Agreement as discussed in Note 7. Debt, Sonder issued warrants to purchase 238,274 shares of Series C preferred stock with an exercise price of the lower of (i) $5.04 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (the “Series C warrants”). The number of shares is subject to adjustment based on Sonder meeting certain borrowing thresholds. The warrants are available for the greater of (i) 7 years from December 28, 2018 or (ii) 5 years from the effective date of an IPO or any reverse takeover transaction under a prospectus, filing statement, registration statement, or other similar document filed under applicable securities laws whereby Sonder’s shares are sold to the public on a securities exchange. The exercise price can be settled in cash or in net shares at the holder’s option.
In December 2019, Sonder amended its Series C warrant agreements as a result of Sonder reaching the borrowing thresholds in the original warrant agreements. The warrant agreements were amended to purchase 218,417 shares of Series C preferred stock. All other terms under the original warrant agreements remained the same. Sonder determined that the warrant amendments did not qualify as an extinguishment.
The fair value of the Series C warrants at issuance was $0.2 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of the Series C warrant liability increased $0.4 million for the year ended December 31, 2019. The change in fair value of the Series C warrant liability was not material for the year ended December 31, 2020.
Series D Warrants
In connection with the December 2019 amendment to the 2018 Loan and Security Agreement as discussed in Note 7. Debt , Sonder also issued additional warrants to purchase 71,456 shares of Series D preferred stock with an exercise price of the lower of (i) $10.50 and (b) the lowest per share price for which Sonder’s preferred stock is sold in the next round (Series D warrants). The number of shares is subject to adjustment based on warrant coverage amounts. The warrants are available for the greater of (i) 7 years from February 21, 2020 or (ii) 5 years from the effective date of an IPO or otherwise specified exit event. The exercise price can be settled in cash or in net shares at the holder’s option. The fair value of the warrants at issuance was $0.1 million and was recorded as a liability in other non-current liabilities on the consolidated balance sheets. The warrant liability is remeasured to fair value at each reporting date as long as the warrants remain outstanding and unexercised with changes in fair value recorded in other expense, net in the consolidated statements of operations and comprehensive loss. The change in fair value of the Series D warrant liability was not material during the year ended December 31, 2020.
Common stock
Sonder’s Amended and Restated Certificate of Incorporation authorizes the issuance of 128,734,881 shares of common stock. The common stock has a par value of $0.000001 per share, and each common stockholder is entitled to one vote per share. Sonder is also authorized to issue 159,303,110 shares of redeemable convertible preferred stock and 35,192,637 shares of exchangeable shares, which are not included in the number of common shares authorized. As of December 31, 2020 and 2019, Sonder has reserved the following shares of common stock for future issuance:

	December 31,
	2020	2019
Conversion of preferred stock and exchangeable shares(1)	194,495,747	173,188,488
Outstanding stock options	12,802,899	10,633,972
Options available for grant under the 2019 Equity Incentive Plan	3,413,074	6,526,981
Total common stock reserved for future issuance	210,711,720	190,349,441
__________________
(1)Includes the warrants reclassified to equity as of December 31, 2019 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of December 31, 2020 and 2019.
Equity Incentive Plans
2013 Stock Option and Grant Plan
In February 2015, Sonder adopted the 2013 Stock Option and Grant Plan (the “2013 Plan”) pursuant to which the Board of Directors may grant incentive stock options (“ISOs”) to purchase shares of Sonder’s common stock, nonstatutory stock options (“NSOs”) to purchase shares of Sonder’s common stock, restricted stock awards, unrestricted stock awards, and restricted stock units (RSUs). As of December 31, 2020, the 2013 Plan was amended and no shares of common stock have been reserved for issuance. Stock options must be granted with an exercise price equal to the stock’s fair value at the date of grant. Stock options generally have a 10-year contractual term and vest over a four-year period starting from the date specified in each agreement.
2019 Equity Incentive Plan
In December 2019, Sonder adopted the 2019 Equity Incentive Plan (the “2019 Plan”) pursuant to which the Board of Directors may grant ISOs to purchase shares of Sonder’s common stock, NSOs to purchase shares of Sonder’s common stock, restricted stock awards, unrestricted stock awards, RSUs, stock appreciation rights, performance stock units, and performance stock awards. As of December 31, 2020, the 2019 Plan reserved 845,650 shares of common stock for issuance. Stock options must be granted with an exercise price equal to the stock’s fair value at the date of grant. Stock options generally have a 10-year contractual term and vest over a four-year period starting from the date specified in each agreement.

Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Stockholder's Equity	Stockholder’s Equity
Common Stock:
The Company is authorized to issue 440,000,000 shares of common stock, consisting of 400,000,000 shares of Class A common stock and 40,000,000 shares of Class F common stock.
Upon completion of the Proposed Offering, the Company may (depending on the terms of the Business Combination) be required to increase the number of shares of common stock which it is authorized to issue at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its Business Combination. Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock. At December 31, 2020, there were no shares of Class A common stock and 11,500,000 shares of Class F common stock issued and outstanding.
Preferred Stock:
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2020 there were no shares of preferred stock issued and outstanding.
Stockholders’ Equity
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A Common Stock, par value $0.0001 per share, and 40,000,000 shares of Class F Common Stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock. At September 30, 2021 and December 31, 2020, there were 45,000,000 and 0- shares of Class A Common Stock and 11,250,000 and 11,500,000 shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At September 30, 2021, there were no shares of preferred stock issued and outstanding.